Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
Credit facility, purchase obligations and guarantees
We have commitments and obligations which include purchase commitments, which could potentially require our payment in the event of demands by third parties or contingent events. Commitments and obligations as of December 31, 2017 were as follows:

	By Period
(in thousands)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Purchase obligations	€13,259	€13,259	€—	€—	€—

Our purchase obligations represent minimum obligations we have under agreements with certain of our vendors and marketing partners. These minimum obligations are less than our projected use for those periods. Payments may be more than the minimum obligations based on actual use.
Lease commitments
We have contractual obligations in the form of operating leases for office space and related office equipment. Certain leases contain periodic rent escalation adjustments and renewal options. Rent expense related to such leases is recorded on a straight-line basis over the lease term. Lease obligations expire at various dates through 2038. For the years ended December 31, 2015, 2016 and 2017, our rental expense was €3.3 million, €4.6 million and €4.8 million, respectively.
Currently recognized on our balance sheet as of December 31, 2017 is an asset retirement obligation of €1.0 million related to our main headquarters located in Düsseldorf, Germany.
We have certain operating lease agreements that require us to decommission physical space for which we have not yet recorded an asset retirement obligation. Due to the uncertainty of specific decommissioning obligations, timing and related costs, we cannot reasonably estimate an asset retirement obligation for these properties and we have not recorded a liability at this time for such properties.
The following table presents our estimated future minimum rental payments under operating leases with noncancelable lease terms that expire after December 31, 2017:

Year ending December 31, (in thousands)
2018	€7,461
2019	9,717
2020	8,299
2021	8,120
2022	7,639
2023 and thereafter	32,188
Total	€73,424

Legal proceedings
From time to time, we may be involved in various claims and legal proceedings relating to claims arising out of our operations. We also evaluate other potential contingent matters, including value-added tax, excise tax, sales tax, transient occupancy or accommodation tax and similar matters.
The Australian Competition and Consumer Commission, or ACCC, has requested information and documents from us relating to our advertisements in Australia concerning the hotel prices available on our Australian site and our strike-through pricing practice, which is the display adjacent to the price quote in the top position in our search results of a higher price that is crossed out. The matter is in its early stages, and we are unable to estimate its potential effect on our financial position and results of operations.
trivago N.V. and certain of its management board members are the subject of two purported class actions, filed in the United States District Court for the Southern District of New York following the announcement by the U.K. Competition and Markets Authority of its industry-wide investigation into online hotel booking sites, asserting claims under the Exchange Act and the Securities Act on behalf of persons who purchased or otherwise acquired trivago’s American Depositary Receipts pursuant and/or traceable to the registration statement and prospectus issued in connection with our IPO on or about December 16, 2016 and/or on the open market between December 16, 2016 and October 27, 2017. One of the complaints also named underwriters of our IPO as defendants. On January 22, 2018, the court appointed the lead plaintiff and lead counsel in the actions, and they now have the opportunity to file an amended complaint. The matter is in its early stages, and we are unable to estimate its potential effect on our financial position and results of operations.